Apr-04-06 12:27pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-742 P.002/002 F-700

Parus Madho
Manager
Securities Operations

[redacted]

06027979

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

Cert NYS

APR 4 2006

1-32850

April 4, 2006

BEST AVAILABLE COPY

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Goodman Global, Inc., Common Stock, $0.01 par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on April 4, 2006. Tentative listing date – April 6, 2006.

Sincerely,

Parus Madho

PROCESSED
APR 24 2006
THOMSON
FINANCIAL